Contents of Significant Accounts - Available-For-Sale Financial Assets, Non-Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [line items]
Available-for-sale financial assets, non-current	$ 0	$ 0	$ 0	$ 20,636,332
Common stocks [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets, non-current				17,653,513
Preferred stocks [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets, non-current				1,865,410
Funds [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets, non-current				$ 1,117,409